Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
July 31, 2022
FAEM-NPRT3-0922
1.804858.118
Common Stocks - 92.6%
	Shares	Value ($)
Bermuda - 2.2%
Credicorp Ltd. (United States)	218,600	28,286,840
Shangri-La Asia Ltd. (a)	21,324,000	17,412,558
TOTAL BERMUDA		45,699,398
Canada - 2.9%
Barrick Gold Corp.	3,781,000	59,512,940
Cayman Islands - 17.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	384,900	34,398,513
JD.com, Inc.:
Class A	1	30
sponsored ADR	1,370,218	81,527,971
Li Ning Co. Ltd.	3,041,000	24,638,225
Meituan Class B (a)(b)	2,484,900	55,744,640
Tencent Holdings Ltd.	4,252,300	164,346,341
TOTAL CAYMAN ISLANDS		360,655,720
China - 14.1%
China Life Insurance Co. Ltd. (H Shares)	31,934,000	47,563,133
China Merchants Bank Co. Ltd. (H Shares)	7,435,500	40,161,684
Guangzhou Automobile Group Co. Ltd. (H Shares)	33,592,000	31,452,783
Haier Smart Home Co. Ltd. (A Shares)	17,531,654	64,531,544
Industrial & Commercial Bank of China Ltd. (H Shares)	75,818,000	40,084,061
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	738,464	31,754,152
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,404,077	30,919,598
TOTAL CHINA		286,466,955
Greece - 1.6%
National Bank of Greece SA (a)	10,285,721	32,042,165
Hong Kong - 2.6%
China Resources Beer Holdings Co. Ltd.	7,518,000	51,908,381
Hungary - 2.0%
Richter Gedeon PLC	2,029,482	41,417,948
India - 10.8%
Axis Bank Ltd.	3,938,300	36,143,363
Housing Development Finance Corp. Ltd.	1,163,898	35,084,178
Larsen & Toubro Ltd.	2,501,700	57,271,102
Shree Cement Ltd.	95,583	24,780,459
Solar Industries India Ltd.	949,500	32,877,122
Voltas Ltd.	2,554,500	32,471,831
TOTAL INDIA		218,628,055
Indonesia - 3.0%
PT Bank Mandiri (Persero) Tbk	39,242,569	21,966,361
PT United Tractors Tbk	17,463,700	38,165,387
TOTAL INDONESIA		60,131,748
Israel - 0.8%
Icl Group Ltd.	1,731,824	15,427,278
Korea (South) - 16.4%
Hyundai Mipo Dockyard Co. Ltd. (a)	109,289	7,555,810
Hyundai Motor Co.	183,180	27,595,577
Korea Aerospace Industries Ltd.	813,608	35,648,070
Korea Zinc Co. Ltd.	50,509	18,499,364
LG Innotek Co. Ltd.	116,240	32,469,368
POSCO	186,350	34,672,106
Samsung Electronics Co. Ltd.	3,275,321	154,457,633
Shinhan Financial Group Co. Ltd.	753,170	20,664,081
TOTAL KOREA (SOUTH)		331,562,009
Mexico - 2.1%
Grupo Financiero Banorte S.A.B. de CV Series O	3,932,900	22,377,527
Wal-Mart de Mexico SA de CV Series V	5,652,200	20,473,300
TOTAL MEXICO		42,850,827
Netherlands - 0.1%
Yandex NV Series A (a)(c)	798,300	2,738,041
Russia - 0.0%
LUKOIL PJSC sponsored ADR (c)	782,000	221,220
Sberbank of Russia sponsored ADR (a)(c)	3,242,100	57,709
TOTAL RUSSIA		278,929
South Africa - 1.6%
Impala Platinum Holdings Ltd.	2,847,100	31,567,265
Taiwan - 12.0%
ECLAT Textile Co. Ltd.	1,601,000	21,819,037
HIWIN Technologies Corp.	4,079,660	29,395,556
HIWIN Technologies Corp. rights (a)	124,499	230,032
Sporton International, Inc.	101,350	692,087
Taiwan Semiconductor Manufacturing Co. Ltd.	10,028,554	171,429,972
Yageo Corp.	1,688,000	19,426,816
TOTAL TAIWAN		242,993,500
Thailand - 1.5%
Kasikornbank PCL (For. Reg.)	7,371,600	29,672,870
Turkey - 1.1%
Turkiye Petrol Rafinerileri A/S (a)	1,443,000	21,617,012
TOTAL COMMON STOCKS (Cost $2,134,271,314)		1,875,171,041

Nonconvertible Preferred Stocks - 4.8%
	Shares	Value ($)
Brazil - 4.8%
Ambev SA sponsored ADR	8,860,700	24,987,174
Itau Unibanco Holding SA	4,798,980	21,907,560
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,463,778	49,462,750

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $78,151,552)		96,357,484

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (d) (Cost $50,250,553)	50,240,505	50,250,553

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,262,673,419)	2,021,779,078
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,000,059
NET ASSETS - 100.0%	2,024,779,137

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,744,640 or 2.8% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	30,848,669	864,405,109	845,003,225	161,002	-	-	50,250,553	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	28,269,950	185,876,760	214,146,710	22,317	-	-	-	0.0%
Total	59,118,619	1,050,281,869	1,059,149,935	183,319	-	-	50,250,553

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.